LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

5. LEASES

As of December 31, 2022, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2025. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2021 and 2022 is as follows.

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Assets
Operating lease right-of-use assets	29,652	21,546	3,124
Liabilities
Operating lease liabilities, current	17,527	17,545	2,544
Operating lease liabilities, non-current	14,830	6,485	940
	32,357	24,030	3,484

5. LEASES (CONTINUED)

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2022:

	RMB	US$
		(Note 2)
For the years ending:
2023	18,151	2,632
2024	5,029	729
2025	1,623	235
2026	—	—
2027 and thereafter	—	—
Total undiscounted lease payments	24,803	3,596
Less: imputed interest	(773)	(112)
Total lease liabilities	24,030	3,484

For the years ended December 31, 2021 and 2022, total operating lease expense amounted to RMB16,338 and RMB18,742 respectively.

The below table summarizes lease costs and other information for the year ended December 31, 2022:

	As of December 31,
	2022
	RMB	US$
Lease costs		(Note 2)
Operating lease cost	18,742	2,717
Short-term lease cost	1,580	229
Total lease cost	20,322	2,946
Other information
Cash paid for amounts included in the measurement of lease liabilities	18,963	2,749
Right-of-use assets obtained in exchange for new operating lease liabilities	9,345	1,355
Weighted-average remaining lease term	1.13 years	1.13 years
Weighted-average discount rate	5.0%	5.0%

For the year ended December 31, 2022, the Company did not have variable lease cost or sublease income.